Revenue and Segment Information - Additional Information (Detail)	1 Months Ended		6 Months Ended
	Oct. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) PerformanceObligations	Dec. 31, 2024 USD ($)
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Upfront Payments			$ 1,300,000
Revenue recognized			8,500,000
Accounts receivable			7,200,000	$ 0
Remaining Upfront Payment And Other Receivables			3,300,000
Subsequent Events [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Additional upfront payment and other receivables	$ 3,900,000
License [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue recognized			8,500,000
Initial Supply [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue recognized			$ 0
LaunXP International [Member]
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Upfront Payments		$ 10,000,000
Number of performance obligations | PerformanceObligations			2
Maximum amount of eligible for regulatory and other pre-commercial milestones		$ 50,000,000
Percentage of royalties on net product sales		11.00%